Notes to the Consolidated Statements of Operations- Research and development (R&D) expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes to the Consolidated Statements of Operations
Amortization and depreciation	€ (4,577)	€ (4,867)
Research and development expenses
Notes to the Consolidated Statements of Operations
Materials	(1,863)	(5,561)
Personnel	(18,122)	(9,058)
Amortization and depreciation	(2,647)	(1,840)
Patents and fees to register/protect a legal right	(5,767)	(4,459)
Third-party services	(6,155)	(4,684)
Maintenance and lease	(2,466)	(2,021)
Other	(574)	(201)
Total	€ (37,593)	€ (27,825)